UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX
          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-02633
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                 First Variable Rate Fund for Government Income
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               (Exact name of registrant as specified in charter)

            4550 Montgomery Ave., Suite 1000N, Bethesda, MD 20814
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        (Address of principal executive offices)   (Zip code)

     Ivy Wafford Duke, 4550 Montgomery Ave.,Suite 1000N, Bethesda, MD 20814
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  301-951-4800
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Date of fiscal year end:  December 31
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Date of reporting period: June 30, 2014
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02633
Reporting Period: 07/01/2013 - 06/30/2014

First Variable Rate Fund (d/b/a Calvert First Government Money Market Fund)


================== Calvert First Government Money Market Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Variable Rate Fund for Government Income
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By (Signature & Title) /s/ Barbara J. Krumsiek,
                           President -- Principal Executive Officer
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Date             August 4, 2014
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